Taxes - Significant Components of Future Income Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets
Difference between tax and book value of capital and intangible assets	$ 12,233	$ 306
Investments	157
Tax loss carryforwards	18,921	24,096
Difference between tax and book value of loan receivable	17	14
Accounts payable and accrued liabilities	724	489
Scientific research and experimental development ("SR&ED") carryforwards	6,342	5,051
Investment tax credits	5,206	4,151
Deferred tax assets, gross	43,600	34,107
Valuation allowance	(14,705)	(19,308)
Deferred tax assets, net	28,895	14,799
Deferred tax liabilities
Difference between tax and book value of capital and intangible assets	(15,991)
Difference between tax and book value of patent finance obligations		(153)
Deferred tax liabilities	(15,991)	(153)
Total deferred tax assets, net	$ 12,904	$ 14,646